Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation [Abstract]
Schedule of components of income tax expense (Benefit)
The following table presents the composition of income tax expenses for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expenses	11,294	2,432	2,929

Income tax expenses	11,294	2,432	2,929

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
Statutory income tax rate	25%	25%	25%
Permanent differences	5%	0%	3%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(5%)	(9%)	(11%)
Change in valuation allowance	(31%)	(16%)	(17%)

Effective income tax rate	(6%)	0%	0%

Schedule of deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	160,743	137,550
Advertising and promotion expenses in excess of deduction limit	60,883	315,708
Payroll and expense accrued	29,739	98,889
Others	704	2,085
Less: valuation allowance	(252,069)	(554,232)

Total deferred tax assets, net	—	—

Summary of valuation allowance
The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2019	2020
	RMB	RMB
Balance as of January 1	146,617	252,069
Change of valuation allowance	105,452	302,163

Balance as of December 31	252,069	554,232

Summary of operation loss carry forwards	As of December 31, 2020, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2021	—
Loss expiring in 2022	—
Loss expiring in 2023	4
Loss expiring in 2024	32,082
Loss expiring in 2025	163,065
Loss expiring in 2026	111,357
Loss expiring in 2027	112,069
Loss expiring in 2028	201,070
Loss expiring in 2029 and thereafter	256,264

875,911